EARNINGS PER SHARE (Schedule of Computation of Basic and Diluted Net Earnings Per Common Share) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Numerator:
Net income attributable to ordinary shares - basic	$ 10,225	$ 12,893	$ 8,121
Net income - diluted	$ 10,225	$ 12,893	$ 8,121
Denominator:
Number of ordinary shares outstanding during the year	26,687,145	25,965,357	25,850,067
Weighted average effect of dilutive securities:
Employee options and restricted share units	2,110,602	392,228	5,158
Diluted number of ordinary shares outstanding	28,797,747	26,357,585	25,855,225
Basic net earnings per ordinary share	$ 0.38	$ 0.50	$ 0.31
Diluted net earnings per ordinary share	$ 0.36	$ 0.49	$ 0.31
Ordinary shares equivalents excluded because their effect would have been anti-dilutive	3,178,024	4,087,559	4,725,618